Supplemental Cash Flows Information - Supplemental Information Related to Combined Carve-Out Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-cash investing and financing activities:
Payable to owner and affiliates converted to equity	$ 27,051	$ 25,664
Supplemental cash flows information:
Interest paid	10,219	13,612	8,926
Income taxes paid